LEASES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Summary of future minimum lease payments under non-cancelable operating leases [Abstract]
2018	$ 1,310
2019	974
2020	849
2021	460
2022	112
2023 and thereafter	387
Total	4,092
Rental expense on operating leases	$ 1,400	$ 1,200	$ 1,200